CONCENTRATIONS (Tables)	6 Months Ended
Apr. 30, 2024
CONCENTRATIONS
Summary of concentration of risk

	Six Months Ended April 30,
Carrier	2024	2023
A	49%	*
B	15%	*
C	15%	*
D	*	36%
E	*	24%
F	*	12%
*	Less than 10%